Commitments and Contingencies - Additional Information - Logitel (Detail) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 31, 2014 MaintenanceAndSafety	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Feb. 29, 2016 USD ($) hull	Dec. 31, 2015 USD ($)	Aug. 11, 2014
Loss Contingencies [Line Items]
(Write down) and gain on sale of vessel		$ (43,650)	$ (500)	$ (43,650)	$ (14,353)
Payments made towards commitments		37,619		37,619			$ 34,027
UMS Segment [Member]
Loss Contingencies [Line Items]
(Write down) and gain on sale of vessel		(43,650)	$ (500)	(43,650)	$ (500)
Reversed contingent liabilities		14,549		14,500
Logitel Offshore Holding [Member]
Loss Contingencies [Line Items]
Percentage of noncontrolling interest acquired	100.00%							100.00%
Number of units for maintenance safety | MaintenanceAndSafety	3
Sevan Marine ASA [Member] | Logitel Offshore Holding [Member]
Loss Contingencies [Line Items]
Number of hulls to be converted | hull						2
Loan facility						$ 60,000
Sevan and Cosco [Member]
Loss Contingencies [Line Items]
Loss contingency accrual		58,000		58,000
Vendor Credit Loan [Member] | Sevan Marine ASA [Member] | Logitel Offshore Holding [Member]
Loss Contingencies [Line Items]
Loan facility						41,000
Cash Loan [Member] | Sevan Marine ASA [Member] | Logitel Offshore Holding [Member]
Loss Contingencies [Line Items]
Loan facility						$ 19,000
Stavanger Spirit [Member]
Loss Contingencies [Line Items]
Estimate of damages, maximum		170,000		170,000
Nantong Spirit [Member]
Loss Contingencies [Line Items]
Estimate of damages, maximum		40,000		40,000
Estimate of damages, minimum		$ 10,000		$ 10,000